Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Assets pledged under mortgages and overdraft facilities	$ 4,452.2	$ 3,448.3
Guarantor obligations, maximum exposure, undiscounted	633.4	633.4
Performance Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	530.0	530.0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 103.4	$ 103.4